Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	0-28950
Entity Registrant Name	SHARPLINK GAMING LTD
Entity Central Index Key	0001025561
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	333 Washington Avenue North
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Country	IL
Entity Address, Postal Zip Code	55401
Title of 12(b) Security	Ordinary Shares, nominal value NIS 0.06
Trading Symbol	SBET
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	22,360,987
ICFR Auditor Attestation Flag	false
Auditor Name	RSM US LLP
Auditor Location	Minneapolis, Minnesota
Auditor Firm ID	49
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	333 Washington Avenue North
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55041
City Area Code	612
Local Phone Number	293-0619
Contact Personnel Name	Brian Bennett